STATEMENT OF INVESTMENTS
January 31, 2024 (Unaudited)

Description Shares Value ($)
Common Stocks – 96.8%
Brazil – 9.1%
Afya Ltd., Class A
(a)
7,552 148,170
Fleury SA 39,132 128,586
Raia Drogasil SA 46,429 237,093
WEG SA 51,992 338,960
852,809
China – 16.7%
Aier Eye Hospital Group Co. Ltd., Class A 30,076 53,579
Contemporary Amperex Technology Co. Ltd., Class A 9,680 204,385
Flat Glass Group Co. Ltd., Class H 13,750 20,718
Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A 13,497 98,226
Jiangsu Hengrui Pharmaceuticals  Co. Ltd., Class A 30,400 158,573
Medlive Technology Co. Ltd.
(b)
26,625 21,047
NARI Technology Co. Ltd., Class A 80,088 234,367
Pharmaron Beijing Co. Ltd., Class H
(b)
31,185 40,368
Shenzhen Inovance Technology Co. Ltd., Class A 40,000 311,774
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A 3,200 119,597
StarPower Semiconductor Ltd., Class A 1,600 28,392
Sungrow Power Supply Co. Ltd., Class A 18,500 201,992
Wuhan DR Laser Technology Corp. Ltd., Class A 10,720 62,667
1,555,685
France – 2.8%
L'Oréal SA 536 257,594
Germany – 2.7%
Infineon Technologies AG 6,973 254,292
Hong Kong – 4.6%
AIA Group Ltd. 40,050 312,236
Prudential PLC 7,116 73,804
Vitasoy International Holdings Ltd. 58,320 44,759
430,799
India – 31.1%
Apollo Hospitals Enterprise Ltd. 2,006 153,462
Bandhan Bank Ltd.
(b)
61,573 169,793
Dr. Lal PathLabs Ltd.
(b)
7,514 227,780
Godrej Consumer Products Ltd. 8,010 112,293
Havells India Ltd. 8,035 125,241
HDFC Bank Ltd. 29,014 510,989
HDFC Life Insurance Co. Ltd.
(b)
19,705 136,818
Hindustan Unilever Ltd. 8,861 264,788
Info Edge India Ltd. 3,935 238,423
Marico Ltd. 47,323 300,799
Sona BLW Precision Forgings Ltd.
(b)
28,489 212,080
Syngene International Ltd.
(b)
12,704 114,811

STATEMENT OF INVESTMENTS
(continued)

See Notes to Statement of Investments
Description Shares Value ($)
Common Stocks – 96.8% (continued)
India – 31.1% (continued)
Tata Consultancy Services Ltd. 7,179 329,883
2,897,160
Indonesia – 5.0%
Bank Rakyat Indonesia (Persero) Tbk PT 1,283,334 463,562
Mexico – 2.5%
Bolsa Mexicana de Valores SAB de CV 67,481 137,146
Regional SAB de CV 10,104 93,511
230,657
Netherlands – 3.7%
ASML Holding NV 406 350,220
South Africa – 5.0%
Capitec Bank Holdings Ltd. 1,471 156,980
Clicks Group Ltd. 10,965 176,248
Discovery Ltd. 17,958 132,873
466,101
South Korea – 1.4%
Samsung SDI Co. Ltd. 461 128,665
Taiwan – 12.2%
Chroma ATE, Inc. 31,000 198,581
Delta Electronics, Inc. 19,000 169,971
Taiwan Semiconductor Manufacturing Co. Ltd. 29,750 596,910
Voltronic Power Technology Corp. 4,000 171,249
1,136,711
Total Investments (cost $10,078,947) 96.8% 9,024,255
Cash and Receivables (Net) 3.2% 302,993
Net Assets 100.0% 9,327,248
(a)
Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2024, these securities were valued at $922,697 or 9.89% of net assets.

NOTES TO STATEMENT OF INVESTMENTS
(Unaudited)

The Financial Accounting Standards Board (“FASB”) Accounting Standards
Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and
Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. BNY Mellon Sustainable Global Emerging
Markets ETF (the “fund”) is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment
Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1
—
unadjusted quoted prices in active markets for identical investments.
Level 2
—
other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3
—
significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

NOTES TO STATEMENT OF INVESTMENTS
(Unaudited) (continued)

BNY Mellon ETF Trust’s (the “Trust”) Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio of investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in equity securities, including ETFs (but not including investments in other open-end registered investment companies), generally are valued at the last sales price on the day of valuation on the securities exchange or national securities market on which such securities primarily are traded. Securities listed on the National
Association of Securities Dealers Automated Quotation System (“NASDAQ”) for
which market quotations are available will be valued at the official closing price. If there are no transactions in a security, or no official closing prices for a NASDAQ market-listed security on that day, the security will be valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Open short positions for which there is no sale price on a given day are valued at the lowest asked price. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to reflect fair value accurately, they are valued at fair value as determined in good faith based on procedures approved by the Board. Fair value of investments may be determined by valuation designee using such information as it deems appropriate under the circumstances. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.
Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.
The table below summarizes the inputs used as of January 31, 2024 in valuing the fund’s investments:

Fair Value Measurements
Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.
At January 31, 2024, accumulated net unrealized depreciation on investments was
$1,054,692, consisting of gross appreciation of $541,931 and gross depreciation of
$1,596,623.
At January 31, 2024, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).
Level 1 -
Unadjusted
Quoted Prices
Level 2 - Other
Significant
Observable
Inputs
Level 3 -
Significant
Unobservable
Inputs Total
Assets ($)
Investments In Securities:
†
Common Stocks 9,024,255 — — 9,024,255
†
See Statement of Investments for additional detailed categorizations, if any.